SIGNIFICANT ACCOUNTING POLICIES (Schedule of Revenues Segments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies Line Items
Total revenues	$ 324,934	$ 248,419	$ 333,307
Airport Security and Other Aviation Services [Member]
Accounting Policies Line Items
Total revenues	253,687	222,654	309,548
Authentication Technology [Member]
Accounting Policies Line Items
Total revenues	$ 71,247	$ 25,765	$ 23,759